Document and Entity Information	3 Months Ended
Mar. 31, 2026
Document and Entity Information
Document Type	6-K
Entity Registrant Name	FRESENIUS MEDICAL CARE AG
Entity Central Index Key	0001333141
Document Period End Date	Mar. 31, 2026
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q1